CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net income	¥ 1,565,139	$ 226,924	¥ 955,572	¥ 335,255
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation charge:	1,000,869	145,112	9,884	923
Change in fair value of foreign exchange options	4,163	604	(18,809)	3,608
Change in fair value of convertible senior notes	12,083	1,752	(327,762)	1,202,082
Change in fair value of interest rate swap	0	0	0	78,878
Deferred income taxes	(320,673)	(46,493)	(262,370)	94,158
Change in fair value of long-term investment	(101,871)	(14,770)
Depreciation of property, plant and equipment	2,585,000	374,792	1,603,786	1,160,851
Amortization of right-of-use assets	129,869	18,829	135,791	146,965
Depreciation of project assets	0	0	32,559	52,830
Amortization of land use rights	27,353	3,966	18,031	12,379
Amortization of intangible assets	17,324	2,512	11,904	10,177
Amortization of guarantee liability	0	0	(6,364)	(14,688)
Inventory write-down	1,819,000	263,754	823,273	270,893
Provision for expected credit loss	285,394	41,378	82,427	14,086
Loss on disposal of property, plant and equipment and land use right	248,500	36,029	350,336	428,115
Amortization of deferred losses related to sale-leaseback transactions	0	0	13,424	27,503
Impairment of long-lived assets	373,732	54,186	273,713	114,168
Equity in loss/(income) of affiliated companies	(193,708)	(28,085)	(59,809)	52,706
Gain on disposal of investment in subsidiaries	(14,232)	(2,063)	0	0
Exchange (gain)/loss, net	(1,025,891)	(148,740)	355,499	336,523
Changes in operating assets and liabilities (net of impact of disposition):
(Increase)/decrease in accounts receivable - third parties	(8,610,986)	(1,248,476)	(3,666,406)	362,087
(Increase)/decrease in accounts receivable - related parties	(115,300)	(16,717)	364,677	89,587
(Increase)/decrease in notes receivable - third parties	(5,006,954)	(725,940)	(638,398)	478,057
(Increase)/decrease in notes receivable - a related party	(282,824)	(41,006)	33,001	(14,373)
(Increase)/decrease in advances to suppliers - third parties	(1,706,688)	(247,446)	(856,574)	1,536,442
Increase in advances to suppliers - a related party	(56,860)	(8,244)
Increase in inventories	(6,053,218)	(877,634)	(5,698,689)	(2,822,713)
decrease in project assets constructed for sale, net of incremental revenue				976,713
Decrease in lease liabilities	(22,365)	(3,243)	(50,426)	(36,498)
(Increase)/decrease in other receivables - related parties	(6,248)	(906)	6,408	30,562
Increase in prepayments and other current assets	(277,283)	(40,201)	(208,125)	(1,112,029)
Decrease in other assets - related parties	3,417	495	104,027	0
Decrease in other assets - third parties	621,880	90,164	(139,877)	(75,445)
Increase in land use right	(473,806)	(68,695)	(347,126)	(176,283)
Increase/(decrease) in accounts payable - third parties	3,588,939	520,347	2,644,118	(367,054)
Increase/(decrease) in accounts payable - related parties	(15,863)	(2,300)	1,750	(22,196)
Increase in accrued payroll and welfare expenses	795,140	115,285	245,737	115,537
Increase in deferred revenue			200,000
Increase/(decrease) in advances from - third parties	3,289,191	476,888	3,533,231	(1,792,906)
Increase/(decrease) in advances from - a related party	3,829	555	0	(749)
Increase/(decrease) in income tax payables	522,879	75,810	141,136	(44,763)
Decrease in derivative liability - interest rate swap	0	0	0	(140,150)
Increase in other payables and accruals - third parties	1,572,549	227,998	599,618	687,122
Increase/(decrease) in other payables and accruals - a related party	3,734	541	(69,285)	58,388
Decrease of long-term borrowings related to sale of project assets constructed for sale	0	0	0	(859,166)
Net cash provided by / (used in) operating activities	(5,800,784)	(841,035)	430,646	591,486
Cash flows from investing activities:
Maturity of restricted short-term investments	8,494,069	1,231,524	10,501,200	10,075,360
Maturity of short-term investments	150,000	21,748	723,000
Maturity of restricted long-term investments	1,232,960	178,762	1,648,698	790,398
Proceeds from disposal of property, plant and equipment and land use right	714,176	103,546	20,458	88,717
Proceeds from pro rata decrease in an equity investment	94,284	13,670
Proceeds from disposal of an equity investment	15,000	2,175
Net of cash disposed of, cash payment from, disposal of subsidiaries	(91,334)	(13,242)		48,078
Purchase of property, plant and equipment	(12,251,348)	(1,776,279)	(8,653,859)	(4,055,060)
Cash paid for project assets constructed to operate				(76,351)
Cash paid for investment in affiliates	(615,100)	(89,181)	(315,000)
Purchase of intangible assets	(42,415)	(6,150)	(32,261)	(14,566)
Purchase of restricted short-term investments	(8,177,423)	(1,185,615)	(13,362,480)	(9,552,996)
Purchase of restricted long-term investments	(1,406,943)	(203,987)	(1,464,202)	(1,648,436)
Purchase of short-term investments			(303,000)	(570,000)
Purchase of a subsidiary				(19,432)
Cash paid for investment in equity securities	(227,000)	(32,912)	(95,000)
Loan to third party	(23,459)	(3,401)
Deposits provided for an equity investment	(37,854)	(5,488)
Purchase of available-for-sale securities	(100,000)	(14,499)
Cash received from dividend			23,213	15,598
Net cash used in investing activities	(12,272,387)	(1,779,329)	(11,309,233)	(4,918,690)
Cash flows from financing activities:
Proceeds from exercise of call option			621,059
Proceeds from issuance of ordinary shares			641,065
Subsidiary's offering of its equity interests	9,770,000	1,416,517
Cash payment for transaction costs of subsidiary's offering	(47,148)	(6,836)
Settlement of non-controlling interests	(5,182)	(751)
Cash payment for finance lease as lessee	(216,722)	(31,422)	(286,292)	(252,485)
Proceeds from exercise of share options	5,000	729	10,185	114,758
Payment of deposit for finance lease as lessee			(4,257)
Capital contributions from non-controlling interest holder	17,000	2,465		865,000
Proceeds from bank borrowings	29,663,730	4,300,837	30,445,781	24,104,976
Repayment of borrowings	(27,624,208)	(4,005,134)	(24,280,437)	(25,337,297)
Increase in notes payable - related party	419,500	60,822
Increase in notes payable - third party	8,132,100	1,179,044	2,737,347	1,816,307
Payment of a subsidiary's dividend to non-controlling interest holders	(95,172)	(13,799)
Equity financing in a subsidiary				3,100,000
Borrowings from government background funds			2,133,400	2,202,000
Repurchase of shares				(29,294)
Repurchase of non-controlling interest				(286,686)
Net cash provided by financing activities	20,018,922	2,902,472	12,017,851	6,297,279
Effect of foreign exchange rate changes on cash, cash equivalents, and restricted cash	227,957	33,050	(116,790)	(169,261)
Net increase in cash, cash equivalents, and restricted cash	2,173,708	315,158	1,022,474	1,800,814
Cash, cash equivalents, and restricted cash, beginning of the year	9,097,246	1,318,977	8,074,772	6,273,958
Cash, cash equivalents, and restricted cash, end of the year	11,270,954	1,634,135	9,097,246	8,074,772
Supplemental disclosure of cash flow information
Cash paid for income tax	400,338	58,044	157,366	357,781
Cash paid for interest expenses (net of amounts capitalized)	1,072,812	155,543	801,873	670,160
Supplemental disclosure of non-cash investing and financing cash flow information
Purchases of property, plant and equipment included in payables	5,674,455	822,719	2,756,446	1,648,427
Proceeds from exercise of share options received in subsequent period			1,169	9,143
Receivables related to At-The-Market offering				641,065
Receivables related to disposal of Property, plant and equipment	378,900	54,935	111,804	92,735
Disposal of equity securities with consideration offset against payable balance due to third party				7,200
Conversion of convertible senior notes to ordinary shares			340,330
Change in fair value of derivative forward contracts
Adjustments to reconcile net income to net cash provided by operating activities:
Change in fair value of foreign exchange forward contracts	13,818	2,003	104,643	(129,806)
Capped Call Options [Member].
Adjustments to reconcile net income to net cash provided by operating activities:
Change in fair value of call option	¥ 0	$ 0	¥ 136,121	¥ (476,290)